Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of number of stock options and weighted avearge exercisable price

(Number of options)	2017	2016

Beginning of year	8,020,311	8,503,238
Options granted	1,373,040	1,273,340
Options forfeited	(564,423)	(1,156,737)
Options expired	(504,052)	(599,530)
Options exercised [note 15]	(210)	-

End of year	8,324,666	8,020,311

Exercisable	5,809,077	5,929,550

Weighted average exercise prices were as follows:

	2017	2016

Beginning of year	$23.61	$26.04
Options granted	14.70	16.38
Options forfeited	26.49	25.70
Options expired	19.50	38.81
Options exercised	19.37	-

End of year	$22.19	$23.61

Exercisable	$24.95	$25.46

Total options outstanding and exercisable

Total options outstanding and exercisable at December 31, 2017 were as follows:

		Options outstanding		Options exercisable

Option price per share	Number	Weighted average remaining life	Weighted average exercisable price	Number	Weighted average exercisable price

$14.70 - 20.22	3,527,303	5.7	$16.46	1,011,714	$18.08
$20.23 - 39.53	4,797,363	2.2	$26.41	4,797,363	$26.41

	8,324,666			5,809,077

The foregoing options have expiry dates ranging from February 28, 2018 to February 28, 2025.

Compensation expense under equity settled plans

	2017	2016

Stock option plan	$4,941	$4,588
Performance share unit plan	6,186	5,572
Restricted share unit plan	2,833	3,941
Employee share ownership plan	4,473	5,204

End of year	$18,433	$19,305

Expenses (recoveries) cash-settled plans

	2017	2016

Deferred share unit plan	$(42)	$(739)
Phantom stock option plan	176	(83)

	$134	$(822)

Equity-settled plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

	Stock option plan	PSU	RSU

Number of options granted	1,373,040	470,120	279,892
Average strike price	$14.70	-	$14.71
Expected dividend	$0.40	-	-
Expected volatility	34%	36%	-
Risk-free interest rate	1.1%	0.9%	-
Expected life of option	4.7 years	3 years	-
Expected forfeitures	7%	9%	13%
Weighted average grant date fair values	$3.34	$14.72	$14.71

Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

	Grant date	Reporting date
	March 1, 2017	December 31, 2017

Number of units	127,595	391,714
Average strike price	$14.70	$22.13
Expected dividend	$0.40	$0.08
Expected volatility	33%	38%
Risk-free interest rate	1.1%	1.7%
Expected life of option	4.5 years	3.3 years
Expected forfeitures	7%	7%
Weighted average measurement date fair values	$3.28	$1.35